FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying and Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Carrying Value	$ 4,633	$ 4,452
Fair Value	4,633	4,452
Disclosure of financial liabilities [line items]
Carrying Value	19,342	17,679
Fair Value	19,113	17,420
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	921	722
Fair Value	921	722
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	13,169	12,178
Fair Value	12,940	11,919
Shares classified as financial liability
Disclosure of financial liabilities [line items]
Carrying Value	5,129	4,644
Fair Value	5,129	4,644
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	23	33
Fair Value	23	33
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	100	102
Fair Value	100	102
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	431	674
Fair Value	431	674
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	2,538	2,268
Fair Value	2,538	2,268
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	90	232
Fair Value	90	232
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	1,574	1,278
Fair Value	$ 1,574	$ 1,278